Property and Equipment, Net - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,316	$ 1,940
Less: Accumulated depreciation and amortization	1,727	1,553
Property and equipment, net	589	387
Lab Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	1,779	1,472
Computer Equipment
Property, Plant and Equipment [Line Items]
Property and equipment	269	221
Computer Software
Property, Plant and Equipment [Line Items]
Property and equipment	70	70
Office Furniture
Property, Plant and Equipment [Line Items]
Property and equipment	69	55
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment	$ 129	$ 122